STOCK OPTION RESERVE	12 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
STOCK OPTION RESERVE

NOTE 18. STOCK OPTION RESERVE

The share option reserve reflects the reserve of compensation expense recognized over the vesting period based upon the grant date fair value of the Company’s equity settled grants calculated in accordance with IFRS 2, “Share-based Payment”.

Amended and Restated 2021 Equity Incentive Plan and Grants of Stock Options and Restricted Stock Units

The following table provides the activity for the Company’s stock option reserve for the fiscal years ended March 31, 2026 and 2025 (in thousands):

	Years Ended March 31,
	2026	2025

Balance, beginning of year	$23,530	$23,841
Share-based compensation expense	1,745	321	(1)
Correction of prior period overstated share-based compensation expense	—	(632	)(2)
Balance, end of year	$25,275	$23,530

(1)	Amount is net of $0.6 million reversal of share-based compensation expense for unvested share options forfeited during the fiscal year ended.
(2)	Amount represents the correction as of March 31, 2025 for the overstated share-based compensation expenses in Fiscal 2022 and Fiscal 2024.

On August 15, 2024, the Company effected a reverse stock split of its ordinary shares at a ratio of 1-for-20. All share and per share information have been retroactively adjusted to reflect the impact of the reverse stock split unless otherwise noted. See Note 1 “Nature of Operations” and Note 17, “Capital Stock and Reserves” for further discussion on the reverse stock split.

The 2021 Equity Incentive Plan (the “Equity Incentive Plan”), as amended on January 19, 2022, allows for the grant of equity awards up to 248,043 or 15% of shares currently issued and outstanding, 3,616,999as of March 31, 2026.

On March 7, 2025, the Board authorized the grant of a total of 160,000 options to purchase ordinary shares at a per share exercise price of $4.45, with a term of 10 years. Vesting will accelerate on a change of control of the Company. The options had a per share fair value of $4.04 and vest as to one-quarter immediately and the balance as to one-third on each March 7, 2026, 2027 and 2028. The grants were made to certain directors, officers and employees. The options were issued under the Company’s 2021 Equity Incentive Plan.

In Fiscal 2026, the Board of Directors authorized on March 11, 2026, the grant of 1,930,396 share options to purchase ordinary shares at a per share rate ranging from $1.30 to $8.26. Once vested, the share options are exercisable for a period ending 10 years after the date of grant. Vesting will accelerate on a change of control of the Company. The options had a per share fair value of $0.40 and vest as to one-quarter immediately and the remaining balance as to one-third on each March 11, 2027, 2028, and 2029. The grants were made to certain directors, officers, and advisors. The options were issued as discretionary options outside the 2021 Equity Incentive Plan, and not part of any regularly constituted compensation plan. These options were awarded pursuant to contractor agreements and advisory agreements contingent on the Company raising at least $50 million in equity financing via either private or public share offerings, which was achieved on January 14, 2026.

On March 11, 2026 the Board of Directors also authorized the grant of 1,235,924 Restricted Stock Units which vested immediately upon the grant date. The grants were made to certain directors, officers, and employees. The Restricted Stock Units were issued as discretionary awards outside the 2021 Equity Incentive Plan, and not part of any regularly constituted compensation plan. These options were awarded pursuant to contractor agreements contingent on the Company raising at least $50 million in equity financing via either private or public share offerings, which was achieved on January 14, 2026.

On July 27, 2025 the board authorized the grant of 97,739 share options under the terms of the Company’s 2021 Equity Incentive Plan to board members and employees. These options were fully vested at the time of grant.

As of March 31, 2026, no shares were reserved for awards previously granted or available for future awards under the Amended and Restated 2021 Equity Incentive Plan.

The changes in the number of stock options issued and outstanding for the fiscal years ended March 31, 2026 and 2025 were as follows:

	Years Ended March 31,
	2026	2025
Balance, beginning of period	225,117	90,281
Granted	2,028,135	160,000
Expired or forfeited	(6,745)	(25,164)
Balance, end of period	2,246,507	225,117
Exercisable, end of period	2,246,507	102,855
Available for future awards	—	17,516

The table above does not include fully vested restricted stock units (“RSUs”) granted to certain executives in January 2021 and January 2022. In January 2024, the Company issued 308 shares for the exercise of 470 RSUs net of 162 shares withheld to pay for an employee’s payroll taxes. In September 2024, the Company issued 882 shares for the exercise of 1,152 RSUs net of 270 shares withheld to pay for an employee’s payroll taxes. In December 2024, the Company issued 8,173 shares for the exercise of 11,905 RSUs net of 3,732 shares withheld to pay for an employee’s payroll taxes. As of March 31, 2026, there were 1,241,334 RSUs granted and outstanding, of which 4,550, 860, and 1,235,924 RSUs expire on January 13, 2031, January 19, 2032, and March 11, 2036, respectively.

The weighted-average estimated fair value of share options granted during the years ended March 31, 2026 and 2025 was $0.40 and $4.04 per share, respectively, using the Black-Scholes option pricing model with the following weighted-average assumptions:

	Years Ended March 31,
	2026	2025
Grant Price	1.30	4.45
Expected life (in years)	10	5.75
Risk-free interest rates	3.68%	4.14%
Volatility	115.0%	135.8%
Dividend yield	—	—

The following is the weighted average exercise price and the remaining contractual life for outstanding options as of March 31, 2026 and 2025:

	As of March 31,
	2026	2025
Weighted average exercise price	$6.84	$62.51
Weighted average remaining contractual life (in years)	9.9	9.1

Share options granted and outstanding at the end of the year have the following expiration dates and exercise prices:

			Share Options as of
Grant Date	Expiration Date	Exercise Price $	March 31, 2026
January 13, 2021	January 13, 2031	355.00	21,400
January 19, 2022	January 19, 2032	204.40	12,475
February 15, 2022	February 15, 2032	171.80	—
June 8, 2022	June 8, 2032	220.00	—
July 27, 2022	July 27, 2032	201.20	—
March 30, 2023	March 30, 2033	58.40	24,497
March 7, 2025	March 7, 2035	4.45	160,000
July 27, 2025	July 27, 2025	5.73	97,739
March 11, 2026	March 11, 2036	1.30	1,930,396
Total			2,246,507

The vested options can be exercised at any time in accordance with the applicable option agreement. The exercise price was greater than the market price for all options outstanding as of March 31, 2026.

The Company recorded approximately $2.3 million of share-based compensation expense in the year ended March 31, 2026. During Fiscal 2025, the Company recorded approximately $0.3 million of share-based compensation, which reflects an additional $0.3 million in share-based compensation expense for the accelerated vesting of certain employee share options offset by $0.6 million reversal of share-based compensation for unvested share options forfeited during the year. The Company recorded approximately $2.6 million of share-based compensation expense in the year ended March 31, 2024.